Assets And Liabilities Measured at Fair Value on Recurring Basis (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments in mineral properties, net of accumulated amortization of $150,087 and $132,499, respectively	$ 1,564,735	$ 1,582,324	$ 1,965,577
Fair Value, Measurements, Recurring [Member]
Cash	9,743	16,216
Investments in mineral properties, net of accumulated amortization of $150,087 and $132,499, respectively		1,582,324	1,965,577
Accounts receivable	18,837	13,735	46,417
Accounts payable and other liab.	(650,695)	(608,702)	(1,230,214)
Derivative liability	(17,396)	(559)
Notes and convertible notes payable	(1,008,415)	(1,032,035)	(2,999,995)
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Cash	9,743	16,216
Accounts receivable	0	0	0
Accounts payable and other liab.	0	0	0
Derivative liability	0	0
Notes and convertible notes payable	0	0	0
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Cash	0	0
Investments in mineral properties, net of accumulated amortization of $150,087 and $132,499, respectively		0	0
Accounts receivable	18,837	13,735	46,417
Accounts payable and other liab.	(650,695)	(608,702)	(1,230,214)
Derivative liability	(17,396)	(559)
Notes and convertible notes payable	(1,008,415)	(1,032,035)	(2,999,995)
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Cash	0	0
Investments in mineral properties, net of accumulated amortization of $150,087 and $132,499, respectively		1,582,324	1,965,577
Accounts receivable	0	0	0
Accounts payable and other liab.	0	0	0
Derivative liability	0	0
Notes and convertible notes payable	$ 0	$ 0	$ 0